Summary of Significant Accounting Policies and Basis of Presentation (Details)	6 Months Ended
Jun. 30, 2021 USD ($) shares
Summary of Significant Accounting Policies and Basis of Presentation (Details) [Line Items]
Federal Depository Insurance Corporation (in Dollars) | $	$ 250,000
Maturity days	185 days
Ordinary shares subject to possible redemption	32,837,178
Aggregate of share	13,767,927
Warrants issued	7,000,000
Public warrants	6,767,927
Class A Ordinary Shares [Member]
Summary of Significant Accounting Policies and Basis of Presentation (Details) [Line Items]
Ordinary shares subject to possible redemption	32,837,178